Summary of significant accounting policies (Tables)	3 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of Consolidation of Subsidiaries

The financial statements include the accounts of the Company’s subsidiaries:

Company	Registered	% Owned
Shoal Media (Canada) Inc.	British Columbia, Canada	100%
Kidoz Ltd.	Israel	100%
Prado Media Ltd.	British Columbia, Canada	100%
Shoal Media Inc.	Anguilla	100%
Shoal Media (UK) Ltd.	United Kingdom	100%

Schedule of Finite-Lived Intangible Assets, Amortization Period
Amortization period
Ad Tech technology	5 years
Kidoz OS technology	3 years
Customer relationships	8 years